Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income before tax	$ 1,557	$ 2,031	$ 1,322
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	800	822	1,137
Depreciation of right-of-use assets	828	775	536
Inventories written down		1,508	2,532
Gain on disposal of property and equipment	(2)	(305)	(237)
Provision (reverse) of impairment of trade receivables	193	(110)	(372)
Change in operating assets and liabilities:
Accounts receivable	(942)	(1,190)	4,763
Inventories	940	(2,757)	(5,726)
Accounts payable and accrued liabilities	1,887	(1,329)	(1,475)
Customer deposits	(4,387)	5,797	(958)
Income tax payable	(41)	388	134
Net cash provided by operating activities	833	5,630	1,656
Cash flows from investing activities:
Purchase of property and equipment	(817)		(637)
Proceeds from disposal of property and equipment	2	343	72
Investment in financial assets available for sales	(325)
Net cash (used in) generated from investing activities	(1,140)	343	(565)
Cash flows from financing activities:
Repayment of bank borrowings	(105)	(3,712)	(388)
Repayment of lease liabilities	(114)	(1,046)	(511)
Net cash used in financing activities	(219)	(4,758)	(899)
Effect on exchange rate change on cash and cash equivalents	(4)	(7)
Net change in cash and cash equivalent	(530)	1,208	192
BEGINNING OF YEAR	1,533	325	133
END OF YEAR	1,003	1,533	325
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash (paid) refund for income taxes	(40)	158	134
Cash paid for interest	$ 748	$ 717	$ 858